Share Based Compensation -The following table provides information about stock options outstanding and exercisable at the end of each period presented (Details) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	3,367	5,284
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	$ 7.3	$ 4.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	1 year 1 month 6 days	1 year 9 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	$ 24,568	$ 21,200